Subsequent Events - Additional Information (Detail) - CAD ($) $ in Millions	Mar. 14, 2019	May 23, 2018
Disclosure of non-adjusting events after reporting period [line items]
Revolving credit facility, previous availability		$ 475.0
Revolving credit facility additional borrowing capacity		100.0
Revolving credit facility maximum borrowing capacity		$ 575.0
Revolving credit facility extended maturity		Extend the maturity from June 2021 to May 2023.
First amendment revolving credit facilities [member]
Disclosure of non-adjusting events after reporting period [line items]
Revolving credit facility, previous availability	$ 575.0
Revolving credit facility additional borrowing capacity	125.0
Revolving credit facility maximum borrowing capacity	$ 700.0
Revolving credit facility extended maturity	Extend the maturity from May 2023 to May 2024.